Prospectus supplement dated June 28, 2018
to the following prospectus(es):
Nationwide Destination Architect 2.0, Nationwide YourLife Protection VUL - NLAIC, Marathon Performance VUL, Nationwide YourLife Accumulation VUL - NLAIC, Nationwide YourLife Survivorship VUL, Nationwide Protector IVUL, Nationwide Accumulator IVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, BOA CVUL Future (NWL), BAE Future Corporate FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA IV, BOA America's Vision Annuity, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, BOA V, NEA Valuebuilder Select, M&T All American, BOA Next Generation II FPVUL, BOA FPVUL, NLIC Options, NLIC Options Plus, NLIC Options Premier and NEA Valuebuilder dated May 1, 2018
BOA America's Exclusive Annuity II dated May 1, 2016
BOA America's Income Annuity dated May 1, 2014
BOA Choice Annuity and Key Choice dated May 1, 2013
Marathon VUL (NLAIC), BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA Protection Survivorship Life, BOA ChoiceLife Protection, Next Generation Survivorship Life, and BOA ChoiceLife Survivorship II dated May 1, 2009
Multi-Flex Annuity, Market Street VIP/2 Annuity (NLAIC), Options Elite (NLIC), Survivor Options Elite (NLIC), Survivor Options Premier (NLIC), Options Elite (NLAIC), Options Premier (NLAIC), Survivor Options Premier (NLAIC), Nationwide Select Annuity, Nationwide Enterprise The Best of America Annuity, BOA CVUL Future (NLAIC), BOA CVUL (NLAIC), INVESCO PCVUL, Nationwide Options Select AO, BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, and Nationwide Options Select - New York dated May 1, 2008
BOA Exclusive Annuity, America's Vision Plus Annuity, and America's Vision Annuity dated May 1, 2004
Evergreen Ultra Advantage dated November 25, 2003
Nationwide Classic Annuity, ElitePRO LTD, and ElitePRO Classic dated May 1, 2003
Market Street VIP/2 Annuity (NLIC), Options VL (NLAIC), BOA InvestCare, BOA SPVL, BOA Multiple Pay, BOA Last Survivor FPVUL, and Multi-Flex FPVUL dated May 1, 2002
Options VIP Annuity (NLAIC) and NLAIC Annuity dated May 1, 2001
Special Product (NLIC), Survivor Options Plus (NLIC), and Survivor Options VL (NLAIC) dated May 1, 2000
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
•	On June 13, 2018, at a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust"), the Board approved the termination of Boston Advisors, LLC as the subadviser to the Nationwide Variable Insurance Trust – NVIT Large Cap Growth Fund: Class I (the "Fund") and approved the appointment of BNY Mellon Asset Management North America Corporation as the Fund’s new subadviser. This change is anticipated to take effect on or about July 16, 2018 (the "Effective Date").
•	As of the Effective Date, the Fund is renamed "Nationwide Variable Insurance Trust – NVIT Dynamic U.S. Growth Fund: Class I." All references in the prospectus to the Fund’s former name are replaced accordingly.
GWP-0689
1